Interest in Associates - Summary of Financial Information of Material Associate (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 CNY (¥)
Disclosure of associates [Line Items]
Current assets	¥ 76,722		¥ 82,218		$ 11,792
Non-current assets	495,261		531,936		76,121
Current liabilities	(242,622)		(342,655)		(37,290)
Non-current liabilities	(25,014)		(43,817)		(3,846)
Equity	304,347		227,682	¥ 231,216	46,777	¥ 227,541
Revenue	274,829	$ 42,240	274,197	277,049
Net income (loss) for the year	1,850	284	630	10,562
Total comprehensive income for the year	1,620	$ 249	267	¥ 8,463
Reconciled to the Group's interests in the associate:
Carrying amount	33,233		32,248		$ 5,108
China Tower Corporation Limited [member]
Disclosure of associates [Line Items]
Current assets	30,517		39,565
Non-current assets	292,126		272,103
Current liabilities	(150,438)		(171,568)
Non-current liabilities	(44,710)		(14,548)
Equity	(127,495)		(125,552)
Revenue	68,665		54,474
Net income (loss) for the year	1,943		(575)
Total comprehensive income for the year	1,943		(575)
Reconciled to the Group's interests in the associate:
Net assets of the associate	¥ 127,495		¥ 125,552
Group's effective interest	28.10%	28.10%	28.10%	28.10%
Carrying amount	¥ 33,042		¥ 32,135
China Tower Corporation Limited [member] | Carrying amount [member]
Disclosure of associates [Line Items]
Current assets	829
Non-current assets	3,017
Reconciled to the Group's interests in the associate:
Carrying amount	35,826		35,280
China Tower Corporation Limited [member] | Adjustment for the remaining balance of the deferred gain from the Group's Tower Assets Disposal [member]
Reconciled to the Group's interests in the associate:
Carrying amount	¥ (2,784)		¥ (3,145)